Supplemental Information - Summary of Certain Statements of Operations Amounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Stock-based compensation expenses	$ 3,998	$ 2,090	$ 4,971
Interest expense	(75)	(1,431)	(1,435)
Interest income	60	17	557
Common stock warrants - financing costs amortization	(72)	0	0
Total	(87)	(1,414)	(878)
Revenue	157	25,987	23,851
Soybean Grain [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	0	25,930	12,976
Soybean Meal [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	0	0	8,628
Soybean Oil [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	0	0	2,220
Other [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	157	57	27
Research and Development [Member]
Condensed Income Statements, Captions [Line Items]
Stock-based compensation expenses	946	1,465	1,132
Selling, General, and Administrative [Member]
Condensed Income Statements, Captions [Line Items]
Stock-based compensation expenses	$ 3,052	$ 625	$ 3,839